Shareholder Fees - Kensington Defender Fund - Kensington Defender Fund Class R	Jan. 22, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%